Post employment benefits	12 Months Ended
Mar. 31, 2022
Post employment benefits
Post employment benefits

25. Post employment benefits

The Group operates a number of Defined Benefit and Defined Contribution retirement plans for our employees. The Group’s largest defined benefit plan is in the UK. For further details see ‘Critical accounting judgements and key sources of estimation uncertainty’ in note 1 ‘Basis of preparation’.

Accounting policies

For defined benefit retirement plans, the difference between the fair value of the plan assets and the present value of the plan liabilities is recognised as an asset or a liability on the consolidated statement of financial position. Defined benefit plan liabilities are assessed using the projected unit funding method and applying the principal actuarial assumptions at the reporting period date. Assets are valued at market value.

Actuarial gains and losses are taken to the consolidated statement of comprehensive income for defined benefit plans or consolidated income statement for cash leaver plans as incurred. For this purpose, actuarial gains and losses comprise both the effects of changes in actuarial assumptions and experience adjustments arising from differences between the previous actuarial assumptions and what has actually occurred. The return on plan assets, in excess of interest income, and costs incurred for the management of plan assets are also taken to other comprehensive income.

Other movements in the net surplus or deficit are recognised in the consolidated income statement, including the current service cost, any past service cost and the effect of any settlements. The interest cost less the expected interest income on assets is also charged to the consolidated income statement. The amount charged to the consolidated income statement in respect of these plans is included within operating costs or in the Group’s share of the results of equity accounted operations, as appropriate.

The Group’s contributions to defined contribution pension plans are charged to the consolidated income statement as they fall due.

Background

At 31 March 2022 the Group operated a number of retirement plans for the benefit of its employees throughout the world, with varying rights and obligations depending on the conditions and practices in the countries concerned. The Group’s philosophy is to provide access to defined contribution retirement plans where feasible and to manage legacy defined benefit retirement arrangements. Defined benefit plans provide benefits based on the employees’ length of pensionable service and their final pensionable salary or other criteria. Defined contribution plans offer employees individual funds that are converted into benefits at the time of retirement.

The Group operates defined benefit plans in Germany, India, Ireland, Italy, the UK, the United States; defined benefit indemnity plans in Greece and Turkey; and a cash leaver plan in India. Defined contribution plans are currently provided in Egypt, Germany, Greece, Hungary, India, Ireland, Italy, Portugal, South Africa, Spain and the UK.

Income statement expense

	2022	2021	2020
	€m	€m	€m
Defined contribution plans	197	204	180
Defined benefit plans	(29)	31	46
Total amount charged to income statement (note 24)	168	235	226

Defined benefit plans

The Group’s retirement policy is to provide competitive pension provision, in each operating country, in line with the market median for that location. The Group’s preferred retirement provision is focused on Defined Contribution arrangements and/or State provision for future service.

The Group’s main defined benefit funding liability is the Vodafone UK Group Pension Scheme (‘Vodafone UK plan’). Since June 2014 the Vodafone UK plan has consisted of two segregated sections: the Vodafone Section and the Cable & Wireless Section (‘CWW Section’). Both sections are closed to new entrants and to future accrual. The Group also operates smaller funded and unfunded plans in the UK, funded and unfunded plans in Germany and a funded plan in Ireland. Defined benefit pension provision exposes the Group to actuarial risks such as longer than expected longevity of participants, lower than expected return on investments and higher than expected inflation, which may increase the liabilities or reduce the value of assets of the plans.

During 2022 the Group consolidated its defined benefit plans with the mergers of a small plan in the UK, The J O Grant & Taylor (London) Ltd Staff Pension Scheme, into the Vodafone Section of the Vodafone UK plan and of the Cable and Wireless Employee Benefits Scheme in Ireland into the Vodafone Ireland Pension Plan.

The main defined benefit plans are administered by trustee boards which are legally separate from the Group and consist of representatives who are employees, former employees or are independent from the Group. The trustee boards of the pension plans are required by legislation to act in the best interest of the participants, set the investment strategy and contribution rates and are subject to statutory funding regimes.

The Vodafone UK plan is registered as an occupational pension plan with HM Revenue and Customs (‘HMRC’) and is subject to UK legislation and operates within the framework outlined by the Pensions Regulator. UK legislation requires that pension plans are funded prudently and that valuations are undertaken at least every three years. Separate valuations are required for the Vodafone Section and CWW Section.

The trustees obtain regular actuarial valuations to check whether the statutory funding objective is met and whether a recovery plan is required to restore funding to the level of the agreed technical provisions. The 31 March 2019 triennial actuarial valuation for the Vodafone Section and CWW Section of the Vodafone UK plan showed a net deficit of £78 million (€90 million) on the funding basis, comprising of a £173 million (€200 million) deficit for the Vodafone Section and a £95 million (€110 million) surplus for the CWW Section. The next triennial actuarial valuation of the Vodafone UK plan has an effective date of 31 March 2022.

These plan- specific actuarial valuations will differ to the IAS 19 accounting basis, which is used to measure pension assets and liabilities presented in the Group’s consolidated statement of financial position.

Following the 2019 triennial valuation, the Group and trustees of the Vodafone UK plan agreed a funding plan to address the valuation deficit in the Vodafone Section over the period to 31 March 2025 and made a cash contribution on 4 September 2020 of £80 million (€90 million) into the Vodafone Section. This cash payment was invested into an annuity policy issued by a third party insurance company which in turn entered into a reinsurance policy covering these risks with the Group's captive insurance company, see note 15 ‘Trade and other payables’. No further contributions are due in respect of the deficit revealed at the 2019 valuation.

Funding plans are individually agreed for each of the Group’s other defined benefit plans with the respective trustees or governing board, taking into account local regulatory requirements. It is expected that ordinary contributions of €49 million will be paid into the Group’s defined benefit plans during the year ending 31 March 2023. The Group has also provided certain guarantees in respect of the Vodafone UK plan; further details are provided in note 29 ‘Contingent liabilities and legal proceedings’ to the consolidated financial statements.

The investment strategy for the UK plans is controlled by the trustees in consultation with the Group and the plans have no direct investments in the Group’s equity securities or in property or other assets currently used by the Group. The allocation of assets between different classes of investment is reviewed regularly and is a key factor in the trustee investment policy. The trustees aim to achieve the plan's investment objectives through investing partly in a diversified mix of growth assets which, over the long term, are expected to grow in value by more than the low risk assets. The low risk assets include cash and gilts, inflation and interest rate hedging and in substance insured pensioner annuity policies in both the Vodafone Section and CWW Sections of the Vodafone UK plan and an insured pensioner annuity policy in the Vodafone Ireland Pension Plan. A number of investment managers are appointed to promote diversification by assets, organisation and investment style and current market conditions and trends are regularly assessed, which may lead to adjustments in the asset allocation.

Actuarial assumptions

The Group’s plan liabilities are measured using the projected unit credit method using the principal actuarial assumptions set out below:

	2022	2021	2020
	%	%	%
Weighted average actuarial assumptions used at 31 March[1]:
Rate of inflation[2]	3.3	2.9	2.2
Rate of increase in salaries[3]	3.1	2.7	2.5
Discount rate	2.5	1.8	2.0

Notes:

1	Figures shown represent a weighted average assumption of the individual plans.
2	The rate of increase in pensions in payment and deferred revaluation are dependent on the rate of inflation.
3	Relates only to schemes open to future accrual primarily in Germany, Ireland and India.

Mortality assumptions used are based on recommendations from the individual local actuaries which include adjustments for the experience of the Group where appropriate. The Group’s largest plan is the Vodafone UK plan. Further life expectancies assumed for the UK plans are 23.4/25.4 years (2021: 23.4/25.4 years) for a male/female pensioner currently aged 65 years and 25.4/27.5 years (2021: 25.4/27.4 years) from age 65 for a male/female non-pensioner member currently aged 40.

Charges made to the consolidated income statement and consolidated statement of comprehensive income (‘SOCI’) on the basis of the assumptions stated above are:

	2022	2021	2020
	€m	€m	€m
Current service cost	38	37	37
Net past service (credit)/costs[1]	(71)	2	–
Net interest charge/(income)	4	(8)	9
Total net (credit)/cost included within staff costs	(29)	31	46
Actuarial gains/(losses) recognised in the SOCI	627	(686)	640

Note:

1

A change in Germany relating to the provision of death and disability benefits effective from 1 April 2021 resulted in a past service credit of €49 million; further net past service credits were recognised in the year ended 31 March 2022 for the Vodafone UK plan relating to the offer of a pension increase exchange to all members at retirement and benefit clarifications.

Duration of the benefit obligations

The weighted average duration of the defined benefit obligation at 31 March 2022 is 21 years (2021: 21 years).

Fair value of the assets and present value of the liabilities of the plans

The amount included in the consolidated statement of financial position arising from the Group’s obligations in respect of its defined benefit plans is as follows:

			Net surplus/
	Assets	Liabilities	(deficit)
	€m	€m	€m
1 April 2020	6,906	(6,754)	152
Service cost	–	(39)	(39)
Interest income/(cost)	137	(129)	8
Return on plan assets excluding interest income	466	–	466
Actuarial losses arising from changes in financial assumptions	–	(1,118)	(1,118)
Actuarial losses arising from experience adjustments	–	(34)	(34)
Employer cash contributions	125	–	125
Member cash contributions	10	(10)	–
Benefits paid	(243)	243	–
Exchange rate movements	244	(249)	(5)
Other movements	(13)	5	(8)
31 March 2021	7,632	(8,085)	(453)
Service cost	–	(38)	(38)
Past service credit	–	71	71
Interest income/(cost)	140	(144)	(4)
Return on plan assets excluding interest income	58	–	58
Actuarial gains arising from changes in demographic assumptions	–	7	7
Actuarial gains arising from changes in financial assumptions	–	483	483
Actuarial gains arising from experience adjustments	–	79	79
Employer cash contributions	60	–	60
Member cash contributions	17	(17)	–
Benefits paid	(241)	241	–
Exchange rate movements	52	(45)	7
Other movements	(3)	7	4
31 March 2022	7,715	(7,441)	274

An analysis of the net surplus/(deficit) is provided below for the Group as a whole.

	2022	2021
	€m	€m
Analysis of net surplus/(deficit):
Total fair value of plan assets	7,715	7,632
Present value of funded plan liabilities	(7,337)	(7,968)
Net surplus/(deficit) for funded plans	378	(336)
Present value of unfunded plan liabilities	(104)	(117)
Net surplus/(deficit)	274	(453)
Net surplus/(deficit) is analysed as:
Assets[1]	555	60
Liabilities	(281)	(513)

Note:

1	Pension assets are deemed to be recoverable and there are no adjustments in respect of minimum funding requirements as economic benefits are available to the Group either in the form of future refunds or, for plans still open to benefit accrual, in the form of possible reductions in future contributions.

An analysis of net surplus/(deficit) is provided below for the Vodafone UK plan, which is a funded plan. As part of the merger of the Vodafone UK plan and the Cable and Wireless Worldwide Retirement Plan (‘CWWRP’) plan on 6 June 2014 the assets and liabilities of the CWW Section are segregated from the Vodafone Section and hence are reported separately below.

	CWW Section		Vodafone Section
	2022	2021	2022	2021
	€m	€m	€m	€m
Analysis of net surplus/(deficit):

Total fair value of plan assets	2,850	2,912	3,399	3,298
Present value of plan liabilities	(2,565)	(2,852)	(3,166)	(3,457)
Net surplus/(deficit)	285	60	233	(159)
Net surplus/(deficit) are analysed as:
Assets	285	60	233	–
Liabilities	–	–	–	(159)

Fair value of plan assets

	2022	2021
	€m	€m
Cash and cash equivalents	55	247
Equity investments:
With quoted prices in an active market	849	1,376
Without quoted prices in an active market	359	294
Debt instruments:
With quoted prices in an active market	1,334	4,589
Without quoted prices in an active market	317	559
Property:
With quoted prices in an active market	29	26
Without quoted prices in an active market	460	494
Derivatives:[1]
Without quoted prices in an active market	2,195	(1,557)
Investment fund	1,161	604
Annuity policies
With quoted prices in an active market	34	4
Without quoted prices	922	996
Total	7,715	7,632

Note:

1	Derivatives include collateral held in the form of cash. Assets are valued using ‘level 2’ inputs under IFRS 13 ‘Fair Value Measurement’ principles and classified as unquoted accordingly.

The fair value of plan assets, which have been measured in accordance with IFRS 13 ‘Fair Value Measurement’, are analysed by asset category above and are subdivided by assets that have a quoted market price in an active market and those that do not, such as investment funds. Where available, the fair values are quoted prices (e.g. listed equity, sovereign debt and corporate bonds). Unlisted investments without quoted prices in an active market (e.g. private equity) are included at values provided by the fund manager in accordance with relevant guidance. Other significant assets are valued based on observable inputs such as yield curves. The Vodafone UK plan annuity policies fully match the pension obligations of those pensioners insured and therefore are set equal to the present value of the related obligations. Investment funds of €1,161 million at 31 March 2022 include investments in diversified alternative beta funds held in the Vodafone Section of the Vodafone UK plan.

The actual return on plan assets over the year to 31 March 2022 was a gain of €198 million (2021: €603 million gain).

Sensitivity analysis

Measurement of the Group’s defined benefit retirement obligation is sensitive to changes in certain key assumptions. The sensitivity analysis below shows how a reasonably possible increase or decrease in a particular assumption would, in isolation, result in an increase or decrease in the present value of the defined benefit obligation as at 31 March 2022.

	Rate of inflation		Rate of increase in salaries		Discount rate		Life expectancy
	Decrease by 0.5%	Increase by 0.5%	Decrease by 0.5%	Increase by 0.5%	Decrease by 0.5%	Increase by 0.5%	Decrease by 1 year	Increase by 1 year
	€m	€m	€m	€m	€m	€m	€m	€m
(Decrease)/increase in present value of defined benefit obligation[1]	(547)	552	(1)	1	770	(668)	(248)	248

Note:

1	The sensitivity analysis may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation of one another. In presenting this sensitivity analysis, the change in the present value of the defined benefit obligation has been calculated on the same basis as prior years using the projected unit credit method at the end of the year, which is the same as that applied in calculating the defined benefit obligation liability recognised in the statement of financial position. The rate of inflation assumption sensitivity factors in the impact of changes to all assumptions relating to inflation including the rate of increase in salaries, pension increases and deferred revaluations.